Financial Investment Designated at Fair Value Through OCI	12 Months Ended
Dec. 31, 2019
Disclosure of available-for-sale financial assets [text block] [Abstract]
Disclosure of available-for-sale financial assets [text block]
9.	Financial investment designated at fair value through OCI

(a)	Movement in financial investment designated at fair value through OCI is as follow:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Beginning balance	26,883	21,206	657
Fair value change recorded in other comprehensive income	(8,659)	5,677	37
Investment shares from spin-off, note 1.2	-	-	21,206
Disposals	-	-	(694)

Ending balance	18,224	26,883	21,206

(b)	As of December 31, 2019 and 2018, corresponded to 9,148,373 investment shares of Fossal S.A.A., as a result of the execution of the spin-off project, explained in note 1.2. These shares represented 7.76% of equity of Fossal S.A.A., see characteristics of investment shares in note 17(b).